Long-term debt - Schedule of Long Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Principal	$ 75,134	$ 110,022	$ 261,851
Current portion of long-term debt	(25,408)	(34,111)
Long-term debt	49,726	75,911
Equipment loans/finance lease obligations:
Disclosure of detailed information about borrowings [line items]
Principal	75,134	110,022
Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	42,408	71,261
Masbate Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	3,865	7,254
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Principal	28,861	$ 31,507	$ 9,731
Current portion of long-term debt	(4,291)
Long-term debt	$ 24,570